Condensed Consolidated Statement of Profit or Loss and OCI - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Condensed Consolidated Statement of Profit or Loss and OCI
Other income	€ 263	€ 416
Research and development costs	(12,825)	(11,963)
General and administrative costs	(3,918)	(3,191)
Total operating costs	(16,743)	(15,154)
Operating result	(16,480)	(14,738)
Finance income and expense	536	494
Results related to associates	(134)
Result before corporate income taxes	(16,078)	(14,244)
Result for the period	(16,078)	(14,244)
Other comprehensive income	256	12
Total comprehensive income (attributable to owners of the Company)	(15,822)	(14,232)
Result attributable to
Owners of the Company	(16,055)	(14,157)
Non-controlling interests	(23)	(87)
Result for the period	€ (16,078)	€ (14,244)
Share information
Weighted average number of shares outstanding	49,906,033	38,885,428
Earnings per share attributable to the equity holders of the Company (expressed in Euro per share)
Basic loss per share	€ (0.32)	€ (0.36)
Diluted loss per share	€ (0.32)	€ (0.36)